[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

April 20, 2009

                                                Sent via EDGAR and next day mail

Jeffrey A. Foor, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:  The Union Central Life Insurance Company ("Depositor")
     Carillon Account (1940 Act No. 811-04063) ("Separate Account" or "Registrant")
     "Advantage VA III" Flexible Premium Deferred Variable Annuity (1933 Act No. 333-118237)
     Post-Effective Amendment No. 10 on Form N-4 Pursuant to Rule 485(b)

Dear Mr. Foor:

Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its Separate Accounts (collectively referred to as "Union Central").

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

Revisions made since the Rule 485(a) filing submitted February 27, 2009 for this Registration No. 333-118237 include responses to your review comments and annual updates.

     (1) Variable investment options are updated for information provided by the fund companies and portfolio investment advisers, including 2008 minimum and maximum portfolio expenses and revised objectives. Portfolio expenses after waivers reflect only those contractual waivers that will be in effect for at least one year after May 1, 2009. Pages 1, 4, 7, 9-10.
     (2) In response to your April 9th review comments, narrative explanations for the annual contract fee and GLWB fees, joint spousal were moved to footnotes to the table. Page 6.
     (3) Current charges for the GLWB rider, which were reviewed at an increased level in the Rule 485(a) filing, are further increased to match the guaranteed maximum amounts. Pages 6, 13.
     (4) Examples showing the cost of investing in the contract are updated. Page 7.
     (5)  The planned reorganization of the Depositor is disclosed. Page 8.
     (6) We revised the disclosure about the U.S. Treasury's Temporary Guarantee Program for Money Market Funds, consistent with SEC review comments received April 1, 2009. Page 10.
     (7) The statement that the "Aggregate surrender charges will not exceed 9% of aggregate premiums paid" is accurate. This limitation on premium-based surrender charges does not include the $50 contract fee, which is an administrative charge. Pages 11-12.

     (8) Based on SEC review comments received April 1st regarding the Model Asset Allocation Program section, we (a) added a description of administrative procedures to prevent unintended discontinuance of the program, and (b) referred policy owners to the GLWB Rider section for additional safeguards that will apply if a policy has the rider. Page 20.
     (9) Based on your comments on April 14th, we added disclosure that guarantees under the GLWB rider are obligations of the general account and subject to the claims paying ability of Ameritas. Pages 22, 26.
     (10) The "Right to Examine" section was further clarified based on your April 9th review comments. Page 33.
     (11) We revised disclosure of compensation paid to outside distributors by replacing the last sentence with "These distribution expenses do not result in any additional charges under the Contract other than those described in this prospectus' CHARGES AND OTHER DEDUCTIONS section." Page 36.
     (12) Separate account and statutory company financial statements for the fiscal year ended December 31, 2008 are included with the SAI.
     (13) Other non-substantive typographical and editorial changes were made

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure